Expense Example {- Franklin Georgia Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-22 - Franklin Georgia Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 459
3 years	639
5 years	834
10 years	1,396
Class A1
Expense Example:
1 year	445
3 years	594
5 years	755
10 years	1,224
Class C
Expense Example:
1 year	228
3 years	400
5 years	692
10 years	1,523
Class R6
Expense Example:
1 year	58
3 years	187
5 years	327
10 years	736
Advisor Class
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762